Condensed Consolidated Statements of Changes in Equity (Unaudited) (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Undistributed Common Stock Held by Employee Benefit Trust [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Capitol Bancorp Limited Stockholders' Equity [Member]	Noncontrolling Interests to Consolidated Subsidiaries [Member]	Total
Balances at Dec. 31, 2010	$ 5,098	$ 287,190	$ (353,757)	$ (541)	$ 156	$ (61,854)	$ 23,173	$ (38,681)
Reduction in noncontrolling interest of sold subsidiaries						0	(6,433)	(6,433)
Increase in investment of subsidiaries due to change in ownership			633			633	863	1,496
Issuance of shares of common stock for redemption of trust-preferred securities		5,082				5,082		5,082
Surrender of shares of common stock to facilitate vesting of restricted stock		(12)				(12)		(12)
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(115)				(115)		(115)
Recognition of compensation expense relating to restricted common stock and stock options		256				256		256
Tax effect of share-based payments		(237)				(237)		(237)
Net loss			(16,149)			(16,149)	(4,131)	(20,280)
Other comprehensive loss					(25)	(25)		(25)
Balances at Jun. 30, 2011	5,098	292,164	(369,273)	(541)	131	(72,421)	13,472	(58,949)
Balances at Dec. 31, 2011	5,098	292,135	(404,846)	(541)	70	(108,084)	(563)	(108,647)
Reduction in noncontrolling interest of sold subsidiaries						0	(3,692)	(3,692)
Increase in investment of subsidiaries due to change in ownership			(78)			(78)	78	0
Surrender of shares of common stock to facilitate vesting of restricted stock		0				0		0
Reversal of compensation expense relating to forfeited restricted common stock and stock options		(4)				(4)		(4)
Recognition of compensation expense relating to restricted common stock and stock options		65				65		65
Tax effect of share-based payments		(17)				(17)		(17)
Net loss			(18,251)			(18,251)	(1,358)	(19,609)
Other comprehensive loss					(9)	(9)		(9)
Balances at Jun. 30, 2012	$ 5,098	$ 292,179	$ (423,175)	$ (541)	$ 61	$ (126,378)	$ (5,535)	$ (131,913)